Concentrations - Schedule of Prepaid Expenses and Other Assets Before Allowance for Current Expected Credit Losses (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Schedule of Prepaid Expenses and Other Assets Before Allowance for Current Expected Credit Losses [Line Items]
Rental deposit	$ 9,252
Prepayment	4,888	620,200
Prepaid Expenses Zero to Ninety Days [Member]
Schedule of Prepaid Expenses and Other Assets Before Allowance for Current Expected Credit Losses [Line Items]
Fund advance payment
Prepaid deposit for acquisition
Deposit for long term investment		2,750,000
Rental deposit
Prepayment		137,500
Others		935
Balance		2,888,435
Amount due from PFHL
Prepaid Expenses Nintey to One Eighty Days [Member]
Schedule of Prepaid Expenses and Other Assets Before Allowance for Current Expected Credit Losses [Line Items]
Fund advance payment
Prepaid deposit for acquisition
Deposit for long term investment
Rental deposit
Prepayment	3,824
Others
Balance	3,824
Amount due from PFHL
Prepaid Expenses One Eighty Days to One Year [Member]
Schedule of Prepaid Expenses and Other Assets Before Allowance for Current Expected Credit Losses [Line Items]
Fund advance payment
Prepaid deposit for acquisition		2,000,000
Deposit for long term investment	250,000
Rental deposit	9,252
Prepayment	1,064	444,444
Others		13,472
Balance	260,316	2,457,916
Amount due from PFHL
Prepaid Expenses Over One Year [Member]
Schedule of Prepaid Expenses and Other Assets Before Allowance for Current Expected Credit Losses [Line Items]
Fund advance payment		445,846
Prepaid deposit for acquisition		1,543,210
Deposit for long term investment	2,750,000
Rental deposit
Prepayment		38,256
Others	15,420	19,867
Balance	4,450,720	2,047,179
Amount due from PFHL	1,685,300
Prepaid Expenses and Other Current Assets [Member]
Schedule of Prepaid Expenses and Other Assets Before Allowance for Current Expected Credit Losses [Line Items]
Fund advance payment		445,846
Prepaid deposit for acquisition		3,543,210
Deposit for long term investment	3,000,000	2,750,000
Rental deposit	9,252
Prepayment	4,888	620,200
Others	15,420	34,274
Balance	4,714,860	$ 7,393,530
Amount due from PFHL	$ 1,685,300